Business Combinations (Schedule of Business Acquisition) (Details) - CAD ($) $ in Millions				3 Months Ended		12 Months Ended
	Dec. 02, 2019	Aug. 27, 2019	Mar. 20, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Goodwill					$ 77	$ 70	$ 77
Additional cash consideration						0	$ 25	$ 0
H&R Transport Limited [Member]
Consideration transferred
Cash paid at closing	$ 95
Subsequent consideration and other	10					$ 2
Fair value of total consideration transferred	105
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Current assets	10
Non-current assets	84
Non-current liabilities	(1)
Total identifiable net assets	93
Goodwill	12
Intangible assets	$ 52
TransX [Member]
Consideration transferred
Cash paid at closing			$ 170
Subsequent consideration and other			22
Fair value of total consideration transferred			192
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Current assets			85
Non-current assets			260
Current liabilities			(134)
Non-current liabilities			(77)
Total identifiable net assets			134
Goodwill			58
Intangible assets			$ 34
Additional cash consideration		$ 25
Working capital adjustment / reduction					$ 3
Decrease to current and deferred income tax balances				$ 7